DGHM MicroCap Value Fund

Investor Class Ticker: DGMMX

Institutional Class Ticker: DGMIX

Supplement dated July 16, 2020
to the Prospectus and Statement of Additional Information (“SAI”),

dated June 29, 2020

Effective immediately, Bruce H. Geller no longer serves as a portfolio manager of the DGHM MicroCap Value Fund (“Fund”). Accordingly, all references to Mr. Geller in the Fund’s Prospectus and Statement of Additional Information are deleted and should be disregarded.

Jeffrey C. Baker, Peter A. Gulli and Douglas A. Chudy of Dalton, Greiner, Hartman, Maher & Co., LLC, the Fund’s investment adviser, continue to serve as portfolio managers of the Fund.

If you have questions or need assistance, please contact your financial advisor directly or the Fund toll-free at 1-800-673-0550.

This Supplement, the existing Prospectus and SAI provide relevant information for all shareholders and should be retained for future reference. Both the Prospectus and the SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 1-800-673-0550.